SUBSEQUENT EVENTS (Details Narrative)																								1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 12, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) $ / shares shares	Jul. 15, 2022 USD ($) $ / shares shares	Jul. 15, 2022 USD ($) $ / shares shares	Jul. 14, 2022 USD ($) $ / shares shares	Jul. 14, 2022 USD ($) $ / shares shares	May 10, 2022 USD ($) $ / shares shares	Apr. 14, 2022 $ / shares shares	Mar. 21, 2022 USD ($) $ / shares shares	Mar. 21, 2022 USD ($) $ / shares shares	Mar. 07, 2022 $ / shares shares	Mar. 07, 2022 USD ($) $ / shares shares	Feb. 14, 2022 shares	Jan. 21, 2022 shares	Jan. 21, 2022 USD ($)	Dec. 02, 2021	Nov. 12, 2021 shares	Nov. 10, 2021 shares	Nov. 04, 2021 shares	Oct. 22, 2021 shares	Oct. 21, 2021 shares	Aug. 08, 2021	Feb. 17, 2022 GBP (£) shares	Jul. 19, 2021	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Debt principal amount | $																										$ 979,950		$ 979,950	$ 979,950
Issuance of shares																		100,000,000	100,000,000	200,000,000	120,000,000	200,000,000
Issuance of shares, value | $																												363,919
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																								160,000,000
Debt Instrument, Fee																								20,000
Royalty rate payable percentage																								5.00%
Proceeds from Convertible Debt | $																										$ 139,456		$ 200,000
Tangiers Investment Group, LLC [Member]
Subsequent Event [Line Items]
Debt term											1 year
Maturity date											March 21, 2023
Debt bears interest percenatge																												10.00%
Conversion price | $ / shares										$ 0.0002	$ 0.0002																	$ 0.001
Lower percentage per annum										0.16	0.16
Proceeds from Convertible Debt | $								$ 33,056			$ 55,000
Debt Instrument, Maturity Date																							Sep. 08, 2022		Jul. 19, 2022
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares																					20,000,000							740,000,000
Issuance of shares, value | $																												$ 74,000
License One [Member]
Subsequent Event [Line Items]
Royalty Expense | £																								£ 5,000
License Two [Member]
Subsequent Event [Line Items]
Royalty Expense | £																								3,000
License Three [Member]
Subsequent Event [Line Items]
Royalty Expense | £																								£ 1,000
License Of Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Fee																	20,000							27,247
Mac Rab LLC [Member] | Standby Equity Commitment Agreement [Member]
Subsequent Event [Line Items]
Warrant purchase of shares									500,000,000
Share price | $ / shares									$ 0.0004
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture														90,000,000										160,000,000
Subsequent Event [Member] | Robert Papiri [Member]
Subsequent Event [Line Items]
Debt principal amount | $						$ 10,000	$ 10,000
Debt term				1 year
Maturity date				July 15, 2023
Debt bears interest percenatge				12.00%	12.00%
Conversion price | $ / shares				$ 0.0002	$ 0.0002
Lower percentage per annum				0.16	0.16
Warrant purchase of shares				25,000,000	25,000,000
Issuance of shares					85,000,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan [Member]
Subsequent Event [Line Items]
Maturity date						July 15, 2023
Debt bears interest percenatge						12.00%	12.00%
Conversion price | $ / shares						$ 0.0002	$ 0.0002
Warrant purchase of shares						25,000,000	25,000,000
Share price | $ / shares				$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004
Proceeds from Convertible Debt | $						$ 10,000
Common stock commitment shares						85,000,000	85,000,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term				1 year
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan One [Member]
Subsequent Event [Line Items]
Debt principal amount | $				$ 2,500	$ 2,500
Maturity date				July 15, 2023		July 15, 2023
Debt bears interest percenatge				12.00%	12.00%	12.00%	12.00%
Conversion price | $ / shares				$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002
Lower percentage per annum				0.16	0.16
Warrant purchase of shares				6,250,000	6,250,000	6,250,000	6,250,000
Share price | $ / shares				$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004
Issuance of shares					21,250,000
Proceeds from Convertible Debt | $						$ 2,500
Common stock commitment shares						21,250,000	21,250,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan One [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term				1 year
Subsequent Event [Member] | Lloyd Spencer [Member]
Subsequent Event [Line Items]
Issuance of shares															428,571,428
Issuance of shares, value | $																$ 150,000
Subsequent Event [Member] | Llyod Spencer [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture														30,000,000
Subsequent Event [Member] | Three Individual [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture														30,000,000
Subsequent Event [Member] | Lloyd T Spencer [Member]
Subsequent Event [Line Items]
Maturity date													March 7, 2023
Debt bears interest percenatge												12.00%	12.00%
Conversion price | $ / shares												$ 0.0002	$ 0.0002
Warrant purchase of shares												165,000,000	165,000,000
Share price | $ / shares												$ 0.0004	$ 0.0004
Issuance of shares, value | $													$ 66,000
Proceeds from Convertible Debt | $													$ 66,000
Subsequent Event [Member] | Lloyd T Spencer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares												33,000,000
Subsequent Event [Member] | Mutual Release and Settlement Agreement [Member] | Consultant [Member]
Subsequent Event [Line Items]
Issuance of shares															206,896,552
Subsequent Event [Member] | Interim Joint Product Development and Sales Representation Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares														83,333,334
Subsequent Event [Member] | Ecomena Limited [Member]
Subsequent Event [Line Items]
Issuance of shares																								160,000,000
Subsequent Event [Member] | B H P Capital N Y Inc [Member]
Subsequent Event [Line Items]
Debt term						1 year
Subsequent Event [Member] | Quick Capital L L C [Member]
Subsequent Event [Line Items]
Debt term							1 year
Subsequent Event [Member] | Quick Capital L L C [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term						1 year
Subsequent Event [Member] | Investor [Member] | Standby Equity Commitment Agreement [Member]
Subsequent Event [Line Items]
Warrant purchase of shares									500,000,000
Issuance of shares									5,000,000
Purchase price of common stock percentage									88.00%
Share Price | $ / shares									$ 0.0004
Subsequent Event [Member] | Holder [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term								1 year
Conversion price | $ / shares								$ 0.0002
Lower percentage per annum								0.16
Debt Instrument, Maturity Date								May 10, 2023
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate								12.00%
Subsequent Event [Member] | B H P Capital N Y Inc [Member]
Subsequent Event [Line Items]
Debt principal amount | $						$ 25,000	$ 25,000
Maturity date						July 14, 2023
Debt bears interest percenatge						12.00%	12.00%
Conversion price | $ / shares						$ 0.0002	$ 0.0002
Lower percentage per annum						0.16	0.16
Warrant purchase of shares						62,500,000	62,500,000
Share price | $ / shares						$ 0.0004	$ 0.0004
Proceeds from Convertible Debt | $						$ 25,000
Common stock commitment shares						212,500,000	212,500,000
Subsequent Event [Member] | B H P Capital N Y Inc [Member] | Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares							212,500,000
Subsequent Event [Member] | Quick Capital L L C [Member]
Subsequent Event [Line Items]
Debt principal amount | $						$ 25,000	$ 25,000
Maturity date						July 14, 2023	July 14, 2023
Debt bears interest percenatge						12.00%	12.00%
Conversion price | $ / shares						$ 0.0002	$ 0.0002
Lower percentage per annum						0.16	0.16
Warrant purchase of shares						62,500,000	62,500,000
Share price | $ / shares						$ 0.0004	$ 0.0004
Issuance of shares							212,500,000
Proceeds from Convertible Debt | $						$ 25,000
Common stock commitment shares						212,500,000	212,500,000
Subsequent Event [Member] | R G P Capital Partners Inc [Member]
Subsequent Event [Line Items]
Debt principal amount | $	$ 15,000	$ 25,000	$ 25,000	$ 2,500	$ 2,500
Debt term	1 year	1 year		1 year
Maturity date	September 12, 2023	July 27, 2023			July 15, 2023	July 15, 2023
Debt bears interest percenatge	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Conversion price | $ / shares	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002
Lower percentage per annum	0.16	0.16	0.16	0.16	0.16
Warrant purchase of shares	37,500,000	25,000,000	25,000,000	6,250,000	6,250,000	6,250,000	6,250,000
Share price | $ / shares	$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004
Issuance of shares	127,500,000		85,000,000		21,250,000
Proceeds from Convertible Debt | $				$ 2,500
Common stock commitment shares						21,250,000	21,250,000
Subsequent Event [Member] | R G P Capital Partners Inc [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term				1 year
Subsequent Event [Member] | Tangiers Investment Group LLC [Member]
Subsequent Event [Line Items]
Maturity date										March 21, 2023
Debt bears interest percenatge										12.00%	12.00%
Conversion price | $ / shares										$ 0.0002	$ 0.0002
Warrant purchase of shares										125,000,000	125,000,000
Share price | $ / shares										$ 0.0004	$ 0.0004
Proceeds from Convertible Debt | $										$ 55,000
Common stock commitment shares										27,500,000	27,500,000
Subsequent Event [Member] | Mac Rab LLC [Member]
Subsequent Event [Line Items]
Warrant purchase of shares								74,375,000
Share price | $ / shares								$ 0.0004
Common stock commitment shares								16,527,775